Investments in Real Estate - Related Loan and Securities - Schedule of Real Estate Loans (Details) - USD ($)	Jul. 08, 2021	Jun. 30, 2021	Jun. 14, 2021	Feb. 21, 2021	Feb. 02, 2021	Dec. 31, 2020	Jul. 09, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 04, 2019	Jun. 14, 2019
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Real Estate Notes Receivable, Face Amount		$ 63,755,436				$ 50,000,000			$ 50,000,000
Real Estate Note Receivable, Unamortized Discount		(362,856)				(249,029)			(702,201)
Real Estate Notes Receivable. Carrying Amount		$ 63,392,580				$ 49,750,971			$ 49,297,799
One Month LIBOR		0.10%				0.14%		0.16%	1.76%
Atlantis Mezzanine Loan [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Real Estate Investments, Prior Lien Amount		$ 1,525,000,000				$ 1,525,000,000			$ 1,525,000,000
Real Estate Notes Receivable, Face Amount		25,000,000	$ 25			25,000,000			25,000,000		$ 25,000,000
Real Estate Note Receivable, Unamortized Discount						0			(367,510)
Real Estate Notes Receivable. Carrying Amount		25,000,000				25,000,000			24,632,490
IMC/AMC Bond Investment [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Real Estate Investments, Prior Lien Amount		1,643,000,000				1,643,000,000			1,643,000,000
Real Estate Notes Receivable, Face Amount		25,000,000				25,000,000			25,000,000	$ 25,000,000
Real Estate Note Receivable, Unamortized Discount		(206,666)				(249,029)			(334,691)
Real Estate Notes Receivable. Carrying Amount		24,793,334				$ 24,750,971			$ 24,665,309
Montgomery 111
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Real Estate Notes Receivable, Face Amount		2,729,835
Real Estate Note Receivable, Unamortized Discount		(39,575)
Real Estate Notes Receivable. Carrying Amount		2,690,260
The Avery Senior Loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Real Estate Notes Receivable, Face Amount		8,981,021
Real Estate Note Receivable, Unamortized Discount		(95,249)
Real Estate Notes Receivable. Carrying Amount		8,885,772
The Avery Mezzanine Loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Real Estate Investments, Prior Lien Amount		200,100,000
Real Estate Notes Receivable, Face Amount		2,044,580
Real Estate Note Receivable, Unamortized Discount		(21,366)
Real Estate Notes Receivable. Carrying Amount		$ 2,023,214
London Interbank Offered Rate (LIBOR) [Member] | Atlantis Mezzanine Loan [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Loans Receivable, Basis Spread on Variable Rate	6.67%	6.67%				6.67%	6.67%		6.67%
London Interbank Offered Rate (LIBOR) [Member] | IMC/AMC Bond Investment [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Loans Receivable, Basis Spread on Variable Rate		6.15%				6.15%			6.15%	6.15%
London Interbank Offered Rate (LIBOR) [Member] | Montgomery 111
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Loans Receivable, Basis Spread on Variable Rate		7.00%			7.00%
London Interbank Offered Rate (LIBOR) [Member] | The Avery Senior Loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Loans Receivable, Basis Spread on Variable Rate		7.30%		7.30%
London Interbank Offered Rate (LIBOR) [Member] | The Avery Mezzanine Loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Loans Receivable, Basis Spread on Variable Rate		12.50%		12.50%
First Mortgage [Member] | Atlantis Mezzanine Loan [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Real Estate Investments, Prior Lien Amount		$ 1,200,000				$ 1,200,000
First Mortgage [Member] | IMC/AMC Bond Investment [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Real Estate Investments, Prior Lien Amount		1,150,000				1,150,000
Senior Mezzanine Loan [Member] | Atlantis Mezzanine Loan [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Real Estate Investments, Prior Lien Amount		325,000,000				325,000,000
Senior Mezzanine Loan [Member] | IMC/AMC Bond Investment [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Real Estate Investments, Prior Lien Amount		$ 493,000,000				$ 493,000,000